Short-term Loans (Details Narrative) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)
Short-Term Debt [Line Items]
Short-term loans		¥ 7,188
Bank Credit Facilities [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity			103,100
Line of credit facility, remaining borrowing capacity			¥ 103,100
Short term debt weighted average interest rate percentage over time		5.70%
Short-term loans		¥ 7,200
Bank Credit Facilities [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Short term debt term	6 months	6 months